Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

11. PROPERTY, PLANT AND EQUIPMENT, NET

The Company has property, plant, and equipment related to land, buildings and warehouses, leasehold improvements, laboratory, and construction in progress. Property, plant and equipment, net consisted of the following:

	December 31, 2021	December 31, 2020
Land	$5,065	$5,065
Building & warehouse	13,381	8,464
Laboratory equipment	6,295	5,942
Agricultural equipment	2,404	1,904
Computer equipment	1,681	1,534
Furniture & appliances	852	819
Construction in progress(b)	5,709	4,288
Other	1,247	1,020
Property, plant and equipment, gross	36,634	29,036
Less: accumulated depreciation	(5,702)	(3,356)
Property, plant and equipment, net	$30,932	$25,680

(a)      The Company recorded total depreciation expense in the Consolidated Statement of Operations for approximately $2,346 and $2,359 in 2021 and 2020, respectively. Total depreciation for the year ended December 31, 2021 includes approximately $1,133 and $586 of depreciation, included in inventory and cost of goods sold, respectively. Total depreciation for the year ended December 31, 2020 includes approximately $1,051 and $685 of depreciation, included in inventory and costs of goods sold, respectively.

(b)      Construction in progress primarily relate to on-going construction of the Company’s Colombian and Portugal facilities.